Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Sep. 30, 2015
Air Products Shareholder's Equity [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, issued shares	249,455,584	249,455,584
Treasury stock, shares	32,104,759	34,096,471